Acquisitions and Dispositions of Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Business Acquisitions by Acquisition

The following table is a summary of the one parking asset acquisition completed during the year ended December 31, 2022 (dollars in thousands).

		Date	Property	#	Size /	Commercial	Purchase
Property	Location	Acquired	Type	Spaces	Acreage	Sq. Ft.	Price
222 Sheridan Bricktown Garage LLC	Oklahoma City, OK	6/7/2022	Garage	555	0.64	15,628	$17,513

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table is a summary of the allocated acquisition value of the property acquired during the year ended December 31, 2022 (dollars in thousands).

	Land and	Building and	In-Place Lease	Total assets
	Improvements	improvements	Value	acquired
222 Sheridan Bricktown Garage LLC	$1,314	$16,020	$179	$17,513